Expense Example - Natixis Funds Trust II	Dec. 31, 2025 USD ($)
Loomis Sayles Strategic Alpha Fund | Classs A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 521
Expense Example, with Redemption, 3 Years	734
Expense Example, with Redemption, 5 Years	965
Expense Example, with Redemption, 10 Years	1,627
Loomis Sayles Strategic Alpha Fund | Classs C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	1,893
Loomis Sayles Strategic Alpha Fund | Classs N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	880
Loomis Sayles Strategic Alpha Fund | Classs Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	961
Natixis Oakmark Fund | Classs A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,123
Expense Example, with Redemption, 10 Years	1,792
Natixis Oakmark Fund | Classs C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	977
Expense Example, with Redemption, 10 Years	1,927
Natixis Oakmark Fund | Classs N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	972
Natixis Oakmark Fund | Classs Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	999
Vaughan Nelson Mid Cap Fund | Classs A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	943
Expense Example, with Redemption, 5 Years	1,221
Expense Example, with Redemption, 10 Years	2,011
Vaughan Nelson Mid Cap Fund | Classs C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,145
Vaughan Nelson Mid Cap Fund | Classs Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,237
Vaughan Nelson Mid Cap Fund | Classs N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	$ 1,125